KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499





Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of MainStay Funds
Trust:


In planning and performing our audits of the financial statements of MainStay Funds Trust (the Funds), comprised of the MainStay Balanced Fund, MainStay MacKay California Tax
Free Opportunities Fund (formerly, MainStay California Tax
Free Opportunities Fund), MainStay Conservative Allocation
Fund, MainStay MacKay Growth Fund (formerly, MainStay Cornerstone Growth Fund), MainStay MacKay Emerging
Markets Equity Fund (formerly, MainStay Emerging Markets
Equity Fund), MainStay Epoch Capital Growth Fund, MainStay
Epoch Global Choice Fund, MainStay Epoch Global Equity
Yield Fund, MainStay Epoch International Choice Fund,
MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S.
Equity Yield Fund, MainStay Epoch U.S. Small Cap Fund,
MainStay Floating Rate Fund, MainStay Growth Allocation
Fund, MainStay MacKay High Yield Municipal Bond Fund
(formerly, MainStay High Yield Municipal Bond Fund),
MainStay Indexed Bond Fund, MainStay MacKay International Opportunities Fund (formerly, MainStay International Opportunities Fund), MainStay Moderate Allocation Fund,
MainStay Moderate Growth Allocation Fund, MainStay MacKay
New York Tax Free Opportunities Fund (formerly, MainStay
New York Tax Free Opportunities Fund), MainStay Retirement
2010 Fund, MainStay Retirement 2020 Fund, MainStay
Retirement 2030 Fund, MainStay Retirement 2040 Fund,
MainStay Retirement 2050 Fund, MainStay Retirement 2060
Fund, MainStay MacKay S&P 500 Index Fund (formerly,
MainStay S&P 500 Index Fund), MainStay MacKay Short
Duration High Yield Fund (formerly, MainStay Short Duration
High Yield Fund), and MainStay MacKay Total Return Bond
Fund (formerly, MainStay Total Return Bond Fund), as of and for the year ended October 31, 2018, MainStay Candriam
Emerging Markets Equity Fund as of October 31, 2018 and for the period November 15, 2017 (commencement of operations) through October 31, 2018, and MainStay U.S. Government
Liquidity Fund as of October 31, 2018 and for the period July 2, 2018 (commencement of operations) through October 31,
2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company;
and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of October 31, 2018.

This report is intended solely for the information and use of management and the Board of Trustees of MainStay Funds
Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

  /s/ KPMG LLP

Philadelphia, Pennsylvania December 21, 2018